STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.6%
Harley-Davidson	1,789		86,713
Tesla	1,260	[a]	787,777
			874,490
Banks - 4.9%
Bank of America	12,507		530,172
BOK Financial	1,128		102,693
Citigroup	324		25,502
JPMorgan Chase & Co.	7,443		1,222,438
Regions Financial	32,339		757,056
			2,637,861
Capital Goods - 5.7%
3M	1,644		333,798
AMETEK	273		36,882
Carlisle	1,243		239,054
Crane	168		16,042
Dover	1,822		274,211
Eaton	473		68,703
Fortive	3,709		268,977
Generac Holdings	556	[a]	182,768
Illinois Tool Works	1,611		373,365
Lockheed Martin	1,122		428,828
Northrop Grumman	222		81,223
Parker-Hannifin	836		257,613
Pentair	1,636		112,835
Stanley Black & Decker	661		143,305
Trane Technologies	1,293		241,015
W.W. Grainger	85		39,284
			3,097,903
Commercial & Professional Services - .1%
CACI International, Cl. A	151	[a]	38,499
Cintas	114		40,304
			78,803
Consumer Durables & Apparel - .6%
Carter's	1,094		111,851
NVR	25	[a]	122,181
Polaris	265		34,773
Tempur Sealy International	1,884		72,534
			341,339

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Consumer Services - .7%
Domino's Pizza	197		84,093
Hilton Worldwide Holdings	114	[a]	14,281
McDonald's	759		177,522
Service Corp. International	1,682		89,180
Starbucks	71		8,085
			373,161
Diversified Financials - 5.8%
Ameriprise Financial	907		235,675
Berkshire Hathaway, Cl. B	878	[a]	254,128
Capital One Financial	1,405		225,896
Moody's	526		176,394
Morgan Stanley	6,142		558,615
OneMain Holdings	1,166		67,441
S&P Global	1,363		517,218
State Street	1,453		126,382
Synchrony Financial	4,956		234,964
T. Rowe Price Group	1,036		198,239
The Goldman Sachs Group	1,493		555,426
			3,150,378
Energy - 2.6%
Cabot Oil & Gas	1,491		24,452
Chevron	1,865		193,568
ConocoPhillips	2,827		157,577
Devon Energy	7,475		198,536
Equitrans Midstream	2,049		16,884
Halliburton	2,873		64,499
Kinder Morgan	12,602		231,121
Marathon Oil	25,609		310,125
Murphy Oil	2,831		61,404
NOV	1,905	[a]	30,709
Valero Energy	1,706		137,162
			1,426,037
Food & Staples Retailing - 1.4%
Casey's General Stores	76		16,784
Costco Wholesale	1,281		484,564
Walmart	1,695		240,741
			742,089
Food, Beverage & Tobacco - 2.2%
Altria Group	5,710		281,046
Conagra Brands	2,860		108,966
PepsiCo	954		141,135
Philip Morris International	3,731		359,780
The Coca-Cola Company	3,978		219,944
The Hershey Company	113		19,555

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Food, Beverage & Tobacco - 2.2% (continued)
The Kraft Heinz Company	2,169		94,547
			1,224,973
Health Care Equipment & Services - 5.2%
Abbott Laboratories	2,501		291,742
Align Technology	278	[a]	164,062
Cerner	500		39,125
Chemed	14		6,879
CVS Health	157		13,571
Danaher	648		165,979
DaVita	971	[a]	116,588
Edwards Lifesciences	2,211	[a]	212,035
Globus Medical, Cl. A	54	[a]	3,891
Hill-Rom Holdings	278		30,936
Humana	696		304,639
IDEXX Laboratories	166	[a]	92,646
McKesson	651		125,246
ResMed	454		93,456
Steris	748		142,763
Stryker	443		113,085
UnitedHealth Group	2,163		890,983
Zimmer Biomet Holdings	113		19,021
			2,826,647
Household & Personal Products - 2.5%
Colgate-Palmolive	1,342		112,433
The Estee Lauder Companies, Cl. A	740		226,825
The Procter & Gamble Company	7,648		1,031,333
			1,370,591
Insurance - 4.2%
Aflac	3,197		181,206
Arch Capital Group	5,553	[a]	221,509
Everest Re Group	784		203,809
Fidelity National Financial	1,711		80,400
Globe Life	3,229		340,401
Markel	182	[a]	223,039
MetLife	1,129		73,791
The Allstate	1,261		172,265
The Hanover Insurance Group	1,204		167,946
The Progressive	2,493		247,006
The Travelers Companies	750		119,775
Unum Group	7,321		226,731
			2,257,878
Materials - 2.3%
Cabot	870		55,315
Celanese	487		80,574

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 2.3% (continued)
CF Industries Holdings	783		41,632
Corteva	1,167		53,098
Dow	1,899		129,930
Freeport-McMoRan	5,754		245,811
Huntsman	464		13,168
PPG Industries	1,079		193,918
Reliance Steel & Aluminum	735		123,531
Silgan Holdings	1,081		45,543
The Mosaic Company	3,513		126,960
The Sherwin-Williams Company	520		147,436
Valvoline	73		2,409
			1,259,325
Media & Entertainment - 11.1%
Alphabet, Cl. A	556	[a]	1,310,409
Alphabet, Cl. C	532	[a]	1,282,950
Charter Communications, Cl. A	736	[a]	511,174
Comcast, Cl. A	6,118		350,806
DISH Network, Cl. A	2,470	[a]	107,494
Facebook, Cl. A	5,397	[a]	1,774,156
John Wiley & Sons, Cl. A	720		45,634
Netflix	770	[a]	387,164
Sirius XM Holdings	23,725		148,281
The Interpublic Group of Companies	3,480		117,241
			6,035,309
Pharmaceuticals Biotechnology & Life Sciences - 6.3%
AbbVie	1,288		145,802
Alexion Pharmaceuticals	1,349	[a]	238,166
Amgen	1,029		244,840
Bio-Rad Laboratories, Cl. A	114	[a]	68,670
Bristol-Myers Squibb	732		48,107
Eli Lilly & Co.	3,037		606,610
Johnson & Johnson	2,097		354,917
Mettler-Toledo International	114	[a]	148,308
Pfizer	8,984		347,950
Repligen	200	[a]	36,522
Thermo Fisher Scientific	757		355,411
Vertex Pharmaceuticals	996	[a]	207,795
Waters	519	[a]	167,248
Zoetis	2,523		445,764
			3,416,110
Real Estate - 2.7%
American Tower	1,528	[b]	390,343
Boston Properties	1,710	[b]	201,028
Brandywine Realty Trust	3,848	[b]	54,103

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 2.7% (continued)
Corporate Office Properties Trust	1,636	[b]	45,154
Lamar Advertising, Cl. A	225	[b]	23,584
Mid-America Apartment Communities	3,103	[b]	498,652
Public Storage	574	[b]	162,143
Weyerhaeuser	2,958	[b]	112,286
			1,487,293
Retailing - 7.5%
Amazon.com	710	[a]	2,288,380
AutoZone	167	[a]	234,902
Dollar General	455		92,347
Etsy	507	[a]	83,518
Foot Locker	1,079		68,290
Genuine Parts	665		87,195
LKQ	2,587	[a]	131,833
Lowe's	1,285		250,357
The Home Depot	2,039		650,257
Tractor Supply	748		135,912
Wayfair, Cl. A	116	[a]	35,559
			4,058,550
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices	2,624	[a]	210,130
Applied Materials	4,869		672,555
Broadcom	802		378,809
Lam Research	174		113,074
Micron Technology	1,656	[a]	139,336
NVIDIA	1,144		743,348
Qorvo	570	[a]	104,150
Qualcomm	2,732		367,563
Texas Instruments	1,676		318,138
			3,047,103
Software & Services - 12.9%
Accenture, Cl. A	189		53,328
Adobe	669	[a]	337,564
Autodesk	395	[a]	112,915
Cadence Design Systems	701	[a]	89,020
FLEETCOR Technologies	150	[a]	41,166
Mastercard, Cl. A	1,012		364,907
Microsoft	14,038		3,505,008
PayPal Holdings	4,183	[a]	1,087,664
salesforce.com	1,620	[a]	385,722
ServiceNow	398	[a]	188,604
Square, Cl. A	648	[a]	144,193
Twilio, Cl. A	116	[a]	38,976
Verisign	577	[a]	126,894

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 12.9% (continued)
Visa, Cl. A	2,359		536,201
			7,012,162
Technology Hardware & Equipment - 7.8%
Apple	27,455		3,421,168
Cisco Systems	11,177		591,263
Corning	3,627		158,246
HP	1,052		30,750
Vontier	166		5,823
Xerox Holdings	460		10,787
			4,218,037
Telecommunication Services - 1.0%
Verizon Communications	9,647		544,959
Transportation - 1.6%
CSX	2,939		294,253
Expeditors International of Washington	949		119,280
Norfolk Southern	383		107,585
United Airlines Holdings	2,884	[a]	168,281
United Parcel Service, Cl. B	726		155,800
			845,199
Utilities - 2.8%
American Water Works	1,111		172,227
DTE Energy	1,845		254,592
Hawaiian Electric Industries	1,439		61,949
IDACORP	1,391		136,248
MDU Resources Group	4,772		160,625
OGE Energy	6,803		234,703
PPL	9,370		272,761
Public Service Enterprise Group	1,243		77,215
Sempra Energy	1,049		142,129
			1,512,449
Total Investments (cost $29,841,988)	99.1%		53,838,646
Cash and Receivables (Net)	.9%		495,650
Net Assets	100.0%		54,334,296

a Non-income producing security.

b Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	53,838,646	-	-	53,838,646

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $23,996,658, consisting of $24,274,582 gross unrealized appreciation and $277,924 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.